MainGate MLP Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2021

Master Limited Partnerships and Related Companies - 94.3%(1)	Shares	Fair Value
Crude/Refined Products Pipelines and Storage - 43.8%(1)
Canada - 1.0%(1)
Enbridge, Inc.	225,000	$7,607,250
United States - 42.8%(1)
BP Midstream Partners, L.P.	1,228,400	14,016,044
Genesis Energy, L.P.	1,482,000	11,692,980
Magellan Midstream Partners, L.P.	1,848,000	77,006,160
MPLX, L.P.	3,855,000	91,787,550
Phillips 66 Partners, L.P.	1,020,000	27,213,600
Plains All American Pipeline, L.P.	4,591,000	38,748,040
Plains GP Holdings, L.P.	4,499,000	38,781,380
Shell Midstream Partners, L.P.	2,343,471	25,661,007
		324,906,761
Total Crude/Refined Products Pipelines and Storage		332,514,011

Natural Gas/Natural Gas Liquid Pipelines and Storage - 30.0%(1)
Canada - 0.7%(1)
TC Energy Corporation	128,000	5,367,040
United States - 29.3%(1)
Cheniere Energy, Inc.(2)	58,000	3,908,620
Energy Transfer, L.P.	8,414,000	64,282,960
Enterprise Products Partners, L.P.	3,656,000	77,945,920
Kinder Morgan, Inc.	2,550,000	37,485,000
Williams Companies, Inc.	1,680,000	38,371,200
		221,993,700
Total Natural Gas/Natural Gas Liquid Pipelines and Storage		227,360,740

Natural Gas Gathering/Processing - 20.5%(1)
United States - 20.5%(1)
Antero Midstream Corporation	2,729,000	24,069,780
DCP Midstream, L.P.	108,000	2,360,880
Enlink Midstream, LLC	8,304,000	31,970,400
Targa Resources Corporation	2,260,000	69,901,800
Western Midstream Partners, L.P.	1,647,000	27,389,610
Total Natural Gas Gathering/Processing		155,692,470

Total Master Limited Partnerships and Related Companies (Cost $617,123,564)		715,567,221

Total Investments - 94.3% (Cost $617,123,564)(1)		715,567,221
Other Assets in Excess of Liabilities - 5.7%(1)		42,959,196
Net Assets Applicable to Common Stockholders - 100.0%(1)		$758,526,417

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Non-income producing security.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2021	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$715,567,221	$715,567,221	$-	$-
Total	$715,567,221	$715,567,221	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended February 28, 2021.  There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.